MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 1, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

Alabama Municipal Cash Trust

California Municipal Cash Trust

Connecticut Municipal Cash Trust

Federated Tax-Free Trust

Florida Municipal Cash Trust

Georgia Municipal Cash Trust

Massachusetts Municipal Cash Trust

Michigan Municipal Cash Trust

Minnesota Municipal Cash Trust

New Jersey Municipal Cash Trust

New York Municipal Cash Trust

North Carolina Municipal Cash Trust

Ohio Municipal Cash Trust

Pennsylvania Municipal Cash Trust

Virginia Municipal Cash Trust

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2013, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 124 on February 27, 2013.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary